Note 22 - Interest-Bearing Loans and Borrowings - Debt Interest Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, current	R$ 1,560.6	R$ 1,321.1
Balance, non-current	862.1	1,231.9
Debt denominated in USD [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	32.4	6.4
Balance, non-current	9.9	16.5
Debt denominated in USD [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	538.8	78.3
Balance, non-current	91.2	476.9
Debt denominated in CAD dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	743.9	685.9
Balance, non-current	9.3
Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	11.5	199.1
Balance, non-current	212.1
Debt denominated in other Latin American currencies [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current
Balance, non-current		5.0
Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	121.5	147.7
Balance, non-current	286.1	405.0
Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	75.3	165.3
Balance, non-current	162.3	237.0
Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	37.2	38.4
Balance, non-current	R$ 91.2	R$ 91.5
Weighted average [member] | Debt denominated in USD [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	4.40%	3.83%
Weighted average [member] | Debt denominated in USD [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	3.59%	2.74%
Weighted average [member] | Debt denominated in CAD dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	2.43%	2.00%
Weighted average [member] | Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	9.96%	9.27%
Weighted average [member] | Debt denominated in other Latin American currencies [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage		2.33%
Weighted average [member] | Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	7.05%	6.63%
Weighted average [member] | Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	9.08%	9.22%
Weighted average [member] | Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	5.79%	5.57%